Other assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other assets and liabilities
Fair value of derivative financial instruments, current assets	€ 12,460	€ 1,548
Other taxes, current assets	442	450
Other assets, current	732	688
Other current assets, total	13,634	2,686
Fair value of derivative financial instruments, non-current assets	51	152
Other taxes, non-current assets	182	181
Other assets, non-current	796	920
Other non-current assets, total	1,029	1,253
Fair value of derivatives financial instruments, current liabilities	12,911	1,609
Contract liabilities, current	482	1,298
Other taxes, current liabilities	1,435	1,124
Other liabilities, current	928	841
Other current liabilities, total	15,756	4,872
Fair value of derivatives financial instruments, non-current liabilities	115	162
Contract liabilities, non-current	726	394
Other taxes, non-current liabilities	27	26
Other liabilities, non-current	1,378	1,295
Other non-current liabilities, total	€ 2,246	€ 1,877